SCHEDULE OF FAIR VALUE OF THE IDENTIFIABLE ASSETS AND LIABILITIES (Details) - True gold consortium pty ltd [member] $ in Thousands	Oct. 03, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 13
Other current receivables	155
Intangible asset (core technology license)	10,449
Trade payables	277
Net identifiable assets	10,340
Non-controlling interests	(20,826)
Goodwill	32,957
Total purchase cost	307
Fair value of previous investment	22,164
Fair value of identifiable assets and liabilities	$ 22,471